RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.    RELATED PARTY TRANSACTIONS

The Company’s key management personnel include members of the board of directors, executive officers, and former executive officers. The Company provides salaries or cash compensation, and other non-cash benefits to directors and executive officers.

	For the years ended December 31,
	2020	2019	2018
Short-term employee benefits
Employee salaries and bonuses	$2,348,709	$2,235,926	$2,112,605
Directors fees	265,833	245,000	270,000
Social security and medical care costs	80,949	77,284	63,529
	2,695,491	2,558,210	2,446,134
Post-employment benefits
Contributions to defined contribution pension plan	36,114	32,435	34,162
Employee termination expense	—	—	296,592

Share-based payments	1,726,690	1,555,857	2,270,023

Total key management remuneration	$4,458,295	$4,146,502	$5,046,911